PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property, plant and equipment	$ 0	$ 163,073
Less: accumulated depreciation	0	(154,541)
Total property, plant and equipment, net	0	8,532
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property, plant and equipment	0	150,309
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property, plant and equipment	0	12,764
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property, plant and equipment	$ 0	$ 0